SCHEDULE OF PURCHASES PRICE ALLOCATION OF CONVERSION (Details) - Monte Carlo Simulation Model [Member] $ in Thousands	Apr. 19, 2021 USD ($) $ / shares
Optional Or Maturity Conversion [Member]
Credit Derivatives [Line Items]
Fair value | $	$ 5,101
Optional Or Maturity Conversion [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Conversion price	0.54
Optional Or Maturity Conversion [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input, term	3 years 11 months 8 days
Optional Or Maturity Conversion [Member] | Measurement Input, Price Volatility [Member]
Credit Derivatives [Line Items]
Conversion price	164.02
Optional Or Maturity Conversion [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Conversion price	0.058
Optional Or Maturity Conversion [Member] | Measurement Input, Conversion Price [Member]
Credit Derivatives [Line Items]
Conversion price | $ / shares
Mandatory Conversion [Member]
Credit Derivatives [Line Items]
Fair value | $	$ 4,976
Mandatory Conversion [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Conversion price	0.54
Mandatory Conversion [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input, term	14 days
Mandatory Conversion [Member] | Measurement Input, Price Volatility [Member]
Credit Derivatives [Line Items]
Conversion price	112.1
Mandatory Conversion [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Conversion price	0.058
Mandatory Conversion [Member] | Measurement Input, Conversion Price [Member]
Credit Derivatives [Line Items]
Conversion price | $ / shares